Insurance Claim Reserves (details) - Reserve Detail for Claims and Claim Adjustment Expenses (USD $) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Property casualty [Member]	Dec. 31, 2012 Property casualty [Member]	Dec. 31, 2011 Property casualty [Member]	Dec. 31, 2013 Accident and health [Member]	Dec. 31, 2012 Accident and health [Member]	Nov. 01, 2013 Dominion [Member] Property casualty [Member]
Reconciliation of beginning and ending reserve balances for claims and claim adjustment expenses [Roll Forward]
Claims and claim adjustment expense reserves at beginning of year	$ 50,895	$ 50,922	$ 51,392	$ 50,888	$ 51,353	$ 51,537	$ 30	$ 34	$ 2,144
Reinsurance recoverables on unpaid losses				10,254	10,434	11,282			352
Net reserves at beginning of year				40,634	40,919	40,255			1,792
Estimated claims and claim adjustment expenses for claims arising in the current year				14,060	15,559	16,937
Estimated decrease in claims and claim adjustment expenses for claims arising in prior years				(944)	(1,074)	(842)
Total increases				13,116	14,485	16,095
Claims and claim adjustment expense payments for claims arising in current year				5,485	6,507	7,751
Claims and claim adjustment expense payments for claims arising in prior years				8,477	8,326	7,653
Total payments				13,962	14,833	15,404
Acquisitions				1,792
Unrealized foreign exchange (gain) loss				5	63	(27)
Net reserves at end of year				41,585	40,634	40,919			1,792
Reinsurance recoverables on unpaid losses				9,280	10,254	10,434			352
Claims and claim adjustment expense reserves at end of year	$ 50,895	$ 50,922	$ 51,392	$ 50,865	$ 50,888	$ 51,353	$ 30	$ 34	$ 2,144